Cover	12 Months Ended
Sep. 28, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	STARBUCKS CORPORATION
Entity Central Index Key	0000829224